Investment Properties - Summary of Increase (Decrease) in Fair Value (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Opening balance	₺ 15,425
Closing balance	16,283	₺ 15,425
Net book amount	16,283	15,425
Cost [member]
Disclosure of detailed information about investment property [line items]
Opening balance	145,759	99,938
Addition	987
Transfer to property, plant and equipment	(100,463)	45,821
Closing balance	46,283	145,759
Accumulated amortization [member]
Disclosure of detailed information about investment property [line items]
Opening balance	(130,334)	(98,958)
Transfer to property, plant and equipment	103,262	(25,765)
Depreciation and impairment charges during the year	(2,928)	(5,611)
Closing balance	₺ (30,000)	₺ (130,334)